Shareholder’s Deficit (Details) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	May 01, 2026	Feb. 28, 2025	Aug. 31, 2025	Mar. 31, 2025 [1]	Jun. 30, 2026	Dec. 31, 2025
Shareholder’s Deficit (Details) [Line Items]
Forfeited shares			546,250
Ordinary shares issuable upon conversion aggregate percentage					25.00%	25.00%
Shareholders voting rights, description					one vote for each share held on all matters to be voted on by shareholders	one vote for each share held on all matters to be voted on by shareholders
Stock Issued During Period, Shares, New Issues	120,000,000				5,750,000	5,750,000
Stock Issued During Period, Value, New Issues (in Dollars)	$ 1,200,000,000			$ 25,000		$ 25,000
Class A Ordinary Shares [Member]
Shareholder’s Deficit (Details) [Line Items]
Ordinary shares, shares authorized					450,000,000	450,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Ordinary shares, shares issued					197,250	197,250
Ordinary shares, shares outstanding					197,250	197,250
Class A Ordinary Shares Subject To Possible Redemption [Member]
Shareholder’s Deficit (Details) [Line Items]
Subject to possible redemption					5,750,000	5,750,000
Class B Ordinary Shares [Member]
Shareholder’s Deficit (Details) [Line Items]
Ordinary shares, shares authorized					50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Ordinary shares, shares issued					1,437,500	1,437,500
Ordinary shares, shares outstanding					1,437,500	1,437,500
Forfeited shares			546,250
Founder shares			1,437,500
Forfeiture shares			187,500
Class B Ordinary Shares [Member] | Sponsor [Member]
Shareholder’s Deficit (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0126
Stock Issued During Period, Shares, New Issues		1,983,750
Stock Issued During Period, Value, New Issues (in Dollars)		$ 25,000

[1]	Class B ordinary shares have been retroactively adjusted to reflect the forfeiture of 546,250 shares for no consideration in a share recapitalization in August 2025, resulting in the Sponsor holding an aggregate of 1,437,500 founder shares (up to 187,500 of which were subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters) (see Note 5). On November 13, 2025, the Company consummated its IPO and sold 5,750,000 Units, including 750,000 Units sold pursuant to the full exercise of the underwriters’ over-allotment option; hence, the 187,500 Class B ordinary shares are no longer subject to forfeiture.